T. ROWE PRICE Credit Opportunities Fund
August 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 10.1% (1)
Aerospace & Defense 0.1%
Peraton, FRN, 1M USD LIBOR + 7.75%, 13.233%, 2/1/29  136 133
133
Airlines 0.4%
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.764%,
6/21/27  404 421
421
Automotive 0.4%
Wand NewCo 3, FRN, 1M USD LIBOR + 2.75%, 8.181%, 2/5/26  492 491
491
Broadcasting 0.5%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.144%,
8/21/26  354 346
Diamond Sports Group, FRN, 1M TSFR + 8.00%, 13.431%,
5/25/26  165 103
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.148%, 10/11/29 (2)
(3) 85 83
532
Financial 0.0%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 7.25%, 12.492%, 3/31/29  60 58
58
Food 0.2%
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.696%, 12/21/28  257 202
202
Information Technology 1.2%
Applied Systems, FRN, 3M TSFR + 6.75%, 11.992%, 9/17/27  364 364
Boxer Parent, FRN, 1M TSFR + 5.50%, 10.946%, 2/27/26  210 207
Delta Topco, FRN, 3M TSFR + 7.25%, 12.569%, 12/1/28  205 192
Epicor Software, FRN, 1M TSFR + 7.75%, 13.181%, 7/31/28  100 100
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.946%, 4/23/29  510 510
1,373
Manufacturing 0.9%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.538%, 5/21/29 (3) 365 354
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
12.038%, 5/21/29 (3) 250 242
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 9/6/25 (4) 345 334
LTI Holdings, FRN, 1M TSFR + 4.75%, 7/24/26 (4) 42 41
LTI Holdings, FRN, 1M TSFR + 6.75%, 9/6/26 (4) 75 66
1,037
Restaurants 0.3%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.946%,
2/4/28  350 335
335

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail 0.1%
At Home Group, FRN, 3M USD LIBOR + 4.25%, 9.692%, 7/24/28  179 109
109
Satellites 0.5%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.772%,
2/1/29  645 645
645
Services 2.6%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.181%, 12/10/29  710 605
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.946%, 6/4/29  65 54
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 12.431%,
5/29/26  185 184
UKG, FRN, 3M TSFR + 5.25%, 10.618%, 5/3/27  2,165 2,150
2,993
Wireless Communications 2.9%
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/31/28  1,936 1,728
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/20/29  1,180 1,032
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.788%, 12/23/26  590 573
3,333
Total Bank Loans (Cost $12,139) 11,662
COMMON STOCKS 1.3%
Health Care 0.7%
Avantor (2) 18 381
Becton Dickinson & Company  1 377
758
Information Technology 0.1%
TE Connectivity  1 146
146
Manufacturing 0.2%
Danaher  1 280
280
Metals & Mining 0.3%
Constellium (2) 16 284
284
Total Common Stocks (Cost $1,191) 1,468
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (5) 105 146
146

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  185 113
113
Total Convertible Bonds (Cost $272) 259
CONVERTIBLE PREFERRED STOCKS 0.1%
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (2)
(3)(6) — 164
Total Convertible Preferred Stocks (Cost $167) 164
CORPORATE BONDS 80.7%
Aerospace & Defense 1.7%
TransDigm, 6.25%, 3/15/26 (5) 360 356
TransDigm, 6.75%, 8/15/28 (5) 530 532
TransDigm, 6.875%, 12/15/30 (5) 960 967
TransDigm, 7.50%, 3/15/27  100 100
1,955
Airlines 1.5%
American Airlines, 5.50%, 4/20/26 (5) 394 387
American Airlines, 5.75%, 4/20/29 (5) 350 334
American Airlines, 11.75%, 7/15/25 (5) 692 757
Mileage Plus Holdings, 6.50%, 6/20/27 (5) 104 103
United Airlines, 4.625%, 4/15/29 (5) 110 98
1,679
Automotive 7.4%
Adient Global Holdings, 8.25%, 4/15/31 (5) 695 711
Clarios Global, 6.75%, 5/15/28 (5) 160 160
Clarios Global, 8.50%, 5/15/27 (5)(7) 695 697
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (5) 553 615
Ford Motor, 6.10%, 8/19/32 (7) 1,140 1,079
Ford Motor, 9.625%, 4/22/30  240 276
Ford Motor Credit, 4.95%, 5/28/27  290 272
Ford Motor Credit, 7.35%, 11/4/27  650 660
Ford Motor Credit, 7.35%, 3/6/30  250 254
Goodyear Tire & Rubber, 5.00%, 7/15/29 (7) 162 144
Goodyear Tire & Rubber, 5.25%, 7/15/31  405 348
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 315
LCM Investments Holdings II, 4.875%, 5/1/29 (5) 235 203
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (5) 1,915 1,915
Tenneco, 8.00%, 11/17/28 (5) 525 431
ZF North America Capital, 6.875%, 4/14/28 (5) 150 149

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ZF North America Capital, 7.125%, 4/14/30 (5) 300 301
8,530
Broadcasting 5.6%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (5) 145 129
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5)(7) 710 526
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5) 550 425
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (5) 665 668
CMG Media, 8.875%, 12/15/27 (5) 670 524
iHeartCommunications, 5.25%, 8/15/27 (5)(7) 175 138
iHeartCommunications, 8.375%, 5/1/27 (7) 966 666
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 375 349
Sirius XM Radio, 4.00%, 7/15/28 (5) 85 73
Sirius XM Radio, 5.00%, 8/1/27 (5) 590 544
Sirius XM Radio, 5.50%, 7/1/29 (5) 250 226
Stagwell Global, 5.625%, 8/15/29 (5) 905 756
Townsquare Media, 6.875%, 2/1/26 (5) 749 721
Univision Communications, 7.375%, 6/30/30 (5) 400 387
Univision Communications, 8.00%, 8/15/28 (5) 360 359
6,491
Building & Real Estate 1.1%
Brookfield Residential Properties, 6.25%, 9/15/27 (5) 250 229
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 305 289
Howard Hughes, 4.125%, 2/1/29 (5) 295 243
Howard Hughes, 5.375%, 8/1/28 (5) 580 525
1,286
Building Products 0.5%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 225 222
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 365 337
559
Cable Operators 7.0%
Altice Financing, 5.00%, 1/15/28 (5) 345 276
Altice France, 5.125%, 7/15/29 (5) 335 235
Altice France, 5.50%, 10/15/29 (5) 470 335
Altice France, 8.125%, 2/1/27 (5) 200 169
Altice France Holding, 6.00%, 2/15/28 (5) 815 357
Altice France Holding, 10.50%, 5/15/27 (5) 935 500
C&W Senior Financing, 6.875%, 9/15/27 (5) 365 339
CCO Holdings, 4.50%, 8/15/30 (5) 405 340
CCO Holdings, 4.50%, 6/1/33 (5) 200 158
CCO Holdings, 4.75%, 2/1/32 (5) 300 248
CCO Holdings, 6.375%, 9/1/29 (5) 1,795 1,701
CCO Holdings, 7.375%, 3/1/31 (5) 875 868
CSC Holdings, 6.50%, 2/1/29 (5) 745 613
CSC Holdings, 7.50%, 4/1/28 (5)(7) 625 394
DISH DBS, 5.125%, 6/1/29  171 92

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 5.75%, 12/1/28 (5) 490 381
DISH DBS, 7.75%, 7/1/26  445 333
DISH Network, 11.75%, 11/15/27 (5) 765 776
8,115
Chemicals 1.6%
Avient, 7.125%, 8/1/30 (5) 250 249
Celanese U.S. Holdings, 6.55%, 11/15/30  215 215
Celanese U.S. Holdings, 6.70%, 11/15/33  260 261
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (5)(8) 145 106
Methanex, 5.125%, 10/15/27  82 77
Methanex, 5.25%, 12/15/29  120 109
Methanex, 5.65%, 12/1/44  108 88
Windsor Holdings III, 8.50%, 6/15/30 (5) 700 704
1,809
Consumer Products 0.7%
Life Time, 5.75%, 1/15/26 (5) 322 313
Life Time, 8.00%, 4/15/26 (5) 400 398
Wolverine World Wide, 4.00%, 8/15/29 (5) 195 146
857
Container 1.4%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (5) 400 323
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (5) 560 545
Ball, 6.00%, 6/15/29  800 787
1,655
Energy 10.2%
Aethon United BR, 8.25%, 2/15/26 (5) 270 271
Antero Resources, 5.375%, 3/1/30 (5) 115 107
Antero Resources, 7.625%, 2/1/29 (5) 155 158
Archrock Partners, 6.25%, 4/1/28 (5) 145 138
Chesapeake Energy, 5.50%, 2/1/26 (5) 135 131
Chesapeake Energy, 5.875%, 2/1/29 (5) 150 143
Chesapeake Energy, 6.75%, 4/15/29 (5) 220 218
CITGO Petroleum, 7.00%, 6/15/25 (5) 180 178
Comstock Resources, 6.75%, 3/1/29 (5) 310 289
Crescent Energy Finance, 9.25%, 2/15/28 (5) 790 805
Ferrellgas, 5.375%, 4/1/26 (5) 520 488
Gulfport Energy, 8.00%, 5/17/26 (5) 155 157
Hilcorp Energy I, 6.00%, 2/1/31 (5) 291 266
Kinetik Holdings, 5.875%, 6/15/30 (5) 705 679
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 790 766
NGL Energy Operating, 7.50%, 2/1/26 (5) 610 606
NuStar Logistics, 5.625%, 4/28/27  167 162
NuStar Logistics, 6.00%, 6/1/26  300 295
Occidental Petroleum, 8.875%, 7/15/30  340 390

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Petroleos Mexicanos, 6.625%, 6/15/35  400 276
Range Resources, 4.75%, 2/15/30 (5) 240 216
Range Resources, 8.25%, 1/15/29  130 134
Rockcliff Energy II, 5.50%, 10/15/29 (5) 140 128
Seadrill Finance, 8.375%, 8/1/30 (5) 600 615
Seadrill Finance, 8.375%, 8/1/30 (5) 200 202
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 165 162
Southwestern Energy, 4.75%, 2/1/32  370 327
Southwestern Energy, 5.375%, 3/15/30  115 107
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 370 353
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 300 268
Tallgrass Energy Partners, 7.50%, 10/1/25 (5) 185 185
Transocean, 8.75%, 2/15/30 (5) 195 200
Transocean, 11.50%, 1/30/27 (5) 12 13
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 775 753
Venture Global LNG, 8.125%, 6/1/28 (5) 540 544
Venture Global LNG, 8.375%, 6/1/31 (5) 1,080 1,087
11,817
Entertainment & Leisure 5.0%
Carnival, 7.00%, 8/15/29 (5) 305 309
Carnival, 7.625%, 3/1/26 (5) 525 522
Carnival, 9.875%, 8/1/27 (5) 160 169
Carnival, 10.50%, 6/1/30 (5)(7) 580 617
CDI Escrow Issuer, 5.75%, 4/1/30 (5) 455 423
Cedar Fair, 6.50%, 10/1/28  740 714
Cinemark USA, 5.25%, 7/15/28 (5) 515 456
Live Nation Entertainment, 4.75%, 10/15/27 (5)(7) 580 540
Royal Caribbean Cruises, 5.50%, 4/1/28 (5) 230 215
Royal Caribbean Cruises, 8.25%, 1/15/29 (5) 430 448
Royal Caribbean Cruises, 9.25%, 1/15/29 (5) 210 223
Royal Caribbean Cruises, 11.625%, 8/15/27 (5) 345 375
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5)(7) 365 328
Six Flags Entertainment, 7.25%, 5/15/31 (5)(7) 445 427
5,766
Financial 7.7%
Acrisure, 7.00%, 11/15/25 (5) 520 502
Acrisure, 10.125%, 8/1/26 (5) 518 531
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (5) 335 343
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 1,100 1,035
AmWINS Group, 4.875%, 6/30/29 (5) 265 238
Enact Holdings, 6.50%, 8/15/25 (5) 915 900
GTCR AP Finance, 8.00%, 5/15/27 (5) 165 163
HUB International, 5.625%, 12/1/29 (5) 180 159
HUB International, 7.00%, 5/1/26 (5) 165 164
HUB International, 7.25%, 6/15/30 (5) 805 819

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 520 530
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (5) 490 498
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 200 158
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 530 471
Navient, 5.50%, 3/15/29  960 821
Navient, 9.375%, 7/25/30  490 491
OneMain Finance, 3.50%, 1/15/27  120 104
OneMain Finance, 5.375%, 11/15/29  150 129
OneMain Finance, 6.875%, 3/15/25  160 159
OneMain Finance, 9.00%, 1/15/29  500 507
Osaic Holdings Inc, 10.75%, 8/1/27 (5) 210 212
8,934
Food 0.7%
BellRing Brands, 7.00%, 3/15/30 (5) 340 340
Darling Ingredients, 6.00%, 6/15/30 (5) 465 452
792
Forest Products 0.2%
Cascades, 5.125%, 1/15/26 (5) 260 252
252
Gaming 3.7%
Caesars Entertainment, 7.00%, 2/15/30 (5) 575 576
Caesars Entertainment, 8.125%, 7/1/27 (5) 820 831
CCM Merger, 6.375%, 5/1/26 (5) 235 228
Churchill Downs, 6.75%, 5/1/31 (5) 330 323
International Game Technology, 6.25%, 1/15/27 (5) 420 415
Light & Wonder International, 7.00%, 5/15/28 (5) 145 145
Light & Wonder International, 7.25%, 11/15/29 (5) 335 336
Light & Wonder International, 7.50%, 9/1/31 (5) 150 152
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 250 252
Scientific Games Holdings, 6.625%, 3/1/30 (5) 355 313
Wynn Macau, 5.50%, 1/15/26 (5) 575 540
Wynn Resorts Finance, 5.125%, 10/1/29 (5) 200 178
4,289
Health Care 3.7%
AthenaHealth Group, 6.50%, 2/15/30 (5)(7) 385 333
Avantor Funding, 4.625%, 7/15/28 (5) 215 199
CHS, 5.25%, 5/15/30 (5) 275 216
CHS, 6.00%, 1/15/29 (5) 205 172
CHS, 6.875%, 4/1/28 (5) 180 108
CHS, 6.875%, 4/15/29 (5) 375 227
CHS, 8.00%, 12/15/27 (5) 320 306
IQVIA, 6.50%, 5/15/30 (5) 200 201
Select Medical, 6.25%, 8/15/26 (5) 530 523
Tenet Healthcare, 6.125%, 10/1/28  290 279
Tenet Healthcare, 6.125%, 6/15/30  310 300

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tenet Healthcare, 6.875%, 11/15/31  290 289
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 224
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 227
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 411
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31 (7) 265 281
4,296
Information Technology 4.9%
Boxer Parent, 7.125%, 10/2/25 (5) 180 180
Boxer Parent, 9.125%, 3/1/26 (5)(7) 450 450
Central Parent, 7.25%, 6/15/29 (5) 1,075 1,058
Central Parent, 8.00%, 6/15/29 (5) 455 459
Cloud Software Group, 9.00%, 9/30/29 (5) 735 655
Entegris Escrow, 5.95%, 6/15/30 (5) 1,460 1,392
Gen Digital, 6.75%, 9/30/27 (5) 440 439
Gen Digital, 7.125%, 9/30/30 (5) 417 419
Match Group Holdings II, 4.625%, 6/1/28 (5) 305 281
Match Group Holdings II, 5.625%, 2/15/29 (5) 115 109
McAfee, 7.375%, 2/15/30 (5) 280 244
5,686
Lodging 0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 167
Hilton Domestic Operating, 5.75%, 5/1/28 (5) 165 162
329
Manufacturing 0.2%
Emerald Debt Merger Sub, 6.625%, 12/15/30 (5) 210 206
206
Metals & Mining 2.4%
Arsenal AIC Parent, 8.00%, 10/1/30 (5) 205 209
ATI, 5.125%, 10/1/31  235 207
ATI, 5.875%, 12/1/27  480 467
ATI, 7.25%, 8/15/30  170 171
Carpenter Technology, 7.625%, 3/15/30  765 769
GrafTech Global Enterprises, 9.875%, 12/15/28 (5) 255 248
Hecla Mining, 7.25%, 2/15/28  300 294
Hudbay Minerals, 6.125%, 4/1/29 (5) 120 113
TMS International, 6.25%, 4/15/29 (5) 315 264
2,742
Real Estate Investment Trust Securities 0.2%
Service Properties Trust, 7.50%, 9/15/25  285 282
282
Restaurants 0.5%
Dave & Buster's, 7.625%, 11/1/25 (5) 535 539
539
Retail 1.6%
At Home Group, 4.875%, 7/15/28 (5) 125 60

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 6.625%, 10/1/30 (5) 315 306
Bath & Body Works, 6.75%, 7/1/36 (7) 185 169
Bath & Body Works, 6.95%, 3/1/33  115 106
Bath & Body Works, 9.375%, 7/1/25 (5) 150 157
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (5) 95 87
PetSmart, 7.75%, 2/15/29 (5) 580 552
QVC, 4.45%, 2/15/25 (7) 405 364
1,801
Satellites 0.6%
Connect Finco, 6.75%, 10/1/26 (5) 560 529
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 190 175
704
Services 3.6%
Albion Financing 1, 6.125%, 10/15/26 (5) 290 273
Albion Financing 2, 8.75%, 4/15/27 (5) 200 185
Allied Universal Holdco, 9.75%, 7/15/27 (5) 455 417
eG Global Finance, 6.25%, 10/30/25 (EUR)  176 185
eG Global Finance, 6.75%, 2/7/25 (5) 200 196
eG Global Finance, 8.50%, 10/30/25 (5) 369 365
Presidio Holdings, 8.25%, 2/1/28 (5) 450 434
Prime Security Services Borrower, 5.75%, 4/15/26 (5) 185 181
Prime Security Services Borrower, 6.25%, 1/15/28 (5) 240 229
Ritchie Bros Holdings, 6.75%, 3/15/28 (5) 140 141
Ritchie Bros Holdings, 7.75%, 3/15/31 (5) 190 196
TK Elevator Holdco GmbH, 7.625%, 7/15/28 (5) 639 590
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 890 830
4,222
Supermarkets 0.0%
New Albertsons, 7.45%, 8/1/29  7 7
7
Transportation 0.3%
Watco, 6.50%, 6/15/27 (5) 370 354
354
Utilities 6.4%
Calpine, 5.00%, 2/1/31 (5) 295 250
Calpine, 5.125%, 3/15/28 (5) 400 364
PG&E, 5.00%, 7/1/28  358 329
PG&E, 5.25%, 7/1/30  545 482
Pike, 5.50%, 9/1/28 (5) 385 347
Talen Energy Supply, 8.625%, 6/1/30 (5) 880 916
Terraform Global Operating, 6.125%, 3/1/26 (5) 505 486
Vistra, VR, 7.00% (5)(9)(10) 2,020 1,851
Vistra, VR, 8.00% (5)(9)(10) 2,465 2,358
7,383

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications 0.0%
U.S. Cellular, 6.70%, 12/15/33  43 42
42
Total Corporate Bonds (Cost $98,805) 93,379
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 1,117 575
Total Municipal Securities (Cost $609) 575
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (12)(13) 960 960
Total Short-Term Investments (Cost $960) 960
SECURITIES LENDING COLLATERAL 5.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (12)(13) 265 265
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 265
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 5.40% (12)(13) 5,834 5,834
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,834
Total Securities Lending Collateral (Cost $6,099) 6,099
Total Investments in Securities 99.0%
(Cost $120,242) $ 114,566
Other Assets Less Liabilities 1.0% 1,144
Net Assets 100.0% $ 115,710

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$76,781 and represents 66.4% of net assets.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$164 and represents 0.1% of net assets.
(7) All or a portion of this security is on loan at August 31, 2023.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
SOFR Secured overnight financing rate

T. ROWE PRICE Credit Opportunities Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (58) (8) (50)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (50)
Total Centrally Cleared Swaps (50)
Net payments (receipts) of variation margin to date 51
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/24/23 USD 317 EUR 290 $ 2
HSBC Bank 11/24/23 USD 212 EUR 193 1
State Street 11/24/23 USD 318 EUR 290 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 3,016  ¤  ¤ $ 7,059
Total $ 7,059^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,059.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Credit Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Credit Opportunities Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 94,213 $ — $ 94,213
Bank Loans — 10,983 679 11,662
Common Stocks 1,468 — — 1,468
Convertible Preferred Stocks — — 164 164
Short-Term Investments 960 — — 960
Securities Lending Collateral 6,099 — — 6,099
Total Securities 8,527 105,196 843 114,566
Forward Currency Exchange
Contracts — 5 — 5
Total $ 8,527 $ 105,201 $ 843 $ 114,571
Liabilities
Swaps* $ — $ 50 $ — $ 50
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F105-054Q1 08/23